Average Annual Total Returns - Retail - Vanguard Federal Money Market Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) 1 Year	FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) 5 Years	FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) 10 Years	U.S. Government Money Market Funds Average 1 Year	U.S. Government Money Market Funds Average 5 Years	U.S. Government Money Market Funds Average 10 Years
Total	0.45%	1.10%	0.56%	0.58%	1.16%	0.60%	0.24%	0.69%	0.34%